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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:12/31/2009
                                                          ----------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Meghan O'Callaghan
                    ------------------------------------------------------------
Title:              Associate
                    ------------------------------------------------------------
Phone:              312-265-9600
                    ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
2/16/2010
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                          21
             ---------------

Form 13F Information Table Value Total:
                   $ 205,214 (thousands)
             ---------------

      The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F Information Table
                                                             12/31/2009


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
AMERICAN MED ALERT CORP          COM        027904101    5,500     928,447  SH        SHARED-OTHER    1, 2           928,447
APPLIED SIGNAL TECHNOLOGY IN     COM        038237103      622     442,157  SH        SHARED-OTHER    1, 2           442,157
CIRCOR INTL INC                  COM        17273K109    2,417     126,327  SH        SHARED-OTHER    1, 2           126,327
CYBEX INTL INC                   COM        23252E106    3,284   1,402,412  SH        SHARED-OTHER    1, 2         1,402,412
DOUBLE-TAKE SOFTWARE INC         COM        258598101   16,504     890,860  SH        SHARED-OTHER    1, 2           890,860
DRUGSTORE COM INC                COM        262241102   14,237   6,399,909  SH        SHARED-OTHER    1, 2         6,399,909
ERESEARCHTECHNOLOGY INC          COM        29481V108    9,797     168,184  SH        SHARED-OTHER    1, 2           168,184
HEATLAND PMT SYS INC             COM        42235N108      567     100,723  SH        SHARED-OTHER    1, 2           100,723
HOME DIAGNOSTICS INC DEL         COM        437080104    6,349   1,248,698  SH        SHARED-OTHER    1, 2         1,248,698
JACKSON HEWITT TAX SVCS INC      COM        468202106   11,816   2,061,932  SH        SHARED-OTHER    1, 2         2,061,932
LIMELIGHT NETWORKS INC           COM        53261M104   16,989     337,814  SH        SHARED-OTHER    1, 2           337,814
NOBEL LEARNING CMNTYS INC        COM        654889104    7,945     669,356  SH        SHARED-OTHER    1, 2           669,356
OBAGI MEDICAL PRODUCTS INC       COM        67423R108   11,834   1,141,027  SH        SHARED-OTHER    1, 2         1,141,027
PRG-SCHULTZ INTERNATIONAL IN   COM NEW      69357C503   20,856     946,128  SH        SHARED-OTHER    1, 2           946,128
RUBIOS RESTAURANTS INC           COM        78116B102    6,398      31,881  SH        SHARED-OTHER    1, 2            31,881
SOMANETICS CORP                COM NEW      834445405   11,087     631,737  SH        SHARED-OTHER    1, 2           631,737
SONOSITE INC                     COM        83568G104   14,415     610,028  SH        SHARED-OTHER    1, 2           610,028
TESSCO TECHNOLOGIES INC          COM        872386107   10,977     680,092  SH        SHARED-OTHER    1, 2           680,092
TIER TECHNOLOGIES INC           CL B        88650Q100   19,675   2,459,404  SH        SHARED-OTHER    1, 2         2,459,404
VERSANT CORP                   COM NEW      925284309    5,467     358,245  SH        SHARED-OTHER    1, 2           358,245
WINN DIXIE STORES INC          COM NEW      974280307    8,478     844,382  SH        SHARED-OTHER    1, 2           844,382

Total                                                  205,214  22,479,743                                        22,479,743
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